TAXATION - Schedule of Income before Income Tax, Domestic and Foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (5,399)		¥ (204,937)	¥ (61,767)
Income/(loss) from overseas entities	(103,161)		67,604	14,795
Total loss before tax	¥ (108,560)	$ (16,637)	¥ (137,333)	¥ (46,972)